ACQUIRED INTANGIBLE ASSETS, NET (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2014
Intangible Assets Net Excluding Goodwill [Line Items]
Accumulated amortization	$ 818	$ 4,454	$ 5,413
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 3 months 18 days
Customer Relationships [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year 3 months 18 days
Order or Production Backlog [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	1 year